COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017
Account payable to related party	$ 25,000	$ 25,000	$ 25,000
Legal Counsel [Member]
Account payable to related party	$ 25,000	$ 25,000	$ 25,000	$ 25,000